Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 385
Other lines of credit from banks	683
Revolving credit facility	1,135
Total	2,203
Other lines of credit in foreign subsidiaries, available	286
Other lines of credit from banks, available	635
Revolving credit facility, available	1,135
Total, available	$ 2,056